Income Taxes (Unrecognized Tax Benefit Reflected In Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Unrecognized Tax Benefit - Income Tax Receivable	$ (61)	$ (36)
Unrecognized Tax Benefit - Other Liabilities and Provisions	(189)	(279)
Unrecognized Tax Benefit - Non-current deferred income tax liability (asset)	(67)	(67)
Unrecognized Tax Benefits	$ (317)	$ (382)	$ (119)